Net gain or loss on financial instruments at fair value through profit or loss mandatorily measured at fair value - Summary of Gains or losses on financial instruments at fair value through profit or loss designated as upon initial recognition (Details) - KRW (₩)
₩ in Millions
12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Gains (losses) on financial instruments at fair value through profit or loss designated upon initial recognition [Abstract]
Gain (loss) on equity-linked securities	₩ 0	₩ 102	₩ (665)